Investments in associates and joint ventures (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Nuevo Puerto Santa Fe [Member]
Statement [Line Items]
% ownership interest	50.00%	50.00%	50.00%
Value of group interest in equity	$ 4,450	$ 4,600
Group's interest in comprehensive income/(loss)	292	$ 423	$ 1,449
Quality [Member]
Statement [Line Items]
% ownership interest		50.00%	50.00%
Value of group interest in equity	0	$ 25,961
Group's interest in comprehensive income/(loss)	$ 0	$ (5,142)	$ (7,869)
La Rural S. A. [Member]
Statement [Line Items]
% ownership interest	50.00%	50.00%	50.00%
Value of group interest in equity	$ 10,618	$ 4,510
Group's interest in comprehensive income/(loss)	$ 7,562	$ 2,619	$ (338)
BHSA [Member]
Statement [Line Items]
% ownership interest	29.89%	29.91%	29.91%
Value of group interest in equity	$ 103,790	$ 88,862
Group's interest in comprehensive income/(loss)	$ 29,251	$ 11,454	$ 6,992
GCDI [Member]
Statement [Line Items]
% ownership interest	27.39%	27.82%	27.82%
Value of group interest in equity	$ 1,286	$ 7,116
Group's interest in comprehensive income/(loss)	$ (5,679)	$ 603	$ (5,792)
New Lipstick [Member]
Statement [Line Items]
% ownership interest	49.96%	49.96%	49.96%
Value of group interest in equity	$ 1,080	$ 903
Group's interest in comprehensive income/(loss)	$ (31)	$ (245)	$ 554
Other joint ventures [Member]
Statement [Line Items]
% ownership interest	0.00%	0.00%	0.00%
Value of group interest in equity	$ 536	$ 554
Group's interest in comprehensive income/(loss)	$ 188	$ 277	$ (955)
BACS [Member]
Statement [Line Items]
% ownership interest	56.34%	56.35%	56.35%
Value of group interest in equity	$ 7,598	$ 5,227
Group's interest in comprehensive income/(loss)	2,372	(436)	$ (665)
Total Associates And Joint Ventures [Member]
Statement [Line Items]
Value of group interest in equity	129,358	137,733
Group's interest in comprehensive income/(loss)	$ 33,955	$ 9,553	$ (6,624)